Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net premiums earned	$ 30,933.3	$ 25,729.9	$ 22,474.0
Investment income	820.5	563.1	478.9
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales	170.7
Net holding period gains (losses) on securities	(507.9)
Net impairment losses recognized in earnings	(68.3)	(64.5)	(86.8)
Total net realized gains (losses) on securities	(405.5)
Net realized gains (losses) on security sales		115.7	155.8
Net holding period gains (losses) on securities		(1.6)	(17.9)
Total net realized gains (losses) on securities		49.6	51.1
Fees and other revenues	472.2	370.6	332.5
Service revenues	158.5	126.8	103.3
Other gains (losses)	0.0	(1.0)	1.6
Total revenues	31,979.0	26,839.0	23,441.4
Expenses
Losses and loss adjustment expenses	21,721.0	18,808.0	16,879.6
Policy acquisition costs	2,573.7	2,124.9	1,863.8
Other underwriting expenses	4,195.8	3,480.7	2,972.0
Investment expenses	24.3	23.9	22.4
Service expenses	134.1	109.5	92.0
Interest expense	166.5	153.1	140.9
Total expenses	28,815.4	24,700.1	21,970.7
Net Income
Income before income taxes	3,163.6	2,138.9	1,470.7
Provision for income taxes	542.6	540.8	413.5
Net income	2,621.0	1,598.1	1,057.2
Net (income) loss attributable to noncontrolling interest (NCI)	(5.7)	(5.9)	(26.2)
Net income attributable to Progressive	2,615.3	1,592.2	1,031.0
Changes in:
Total net unrealized gains (losses) on securities	(99.3)	355.4	130.6
Net unrealized losses on forecasted transactions	0.8	(5.4)	(1.2)
Foreign currency translation adjustment	0.0	1.1	0.4
Other comprehensive income (loss)	(98.5)	351.1	129.8
Other comprehensive (income) loss attributable to NCI	3.3	(2.3)	3.2
Comprehensive income attributable to Progressive	2,520.1	1,941.0	1,164.0
Computation of Earnings Per Common Share
Net income attributable to Progressive	2,615.3	1,592.2	1,031.0
Less: Preferred share dividends	21.4	0.0	0.0
Net income available to common shareholders	$ 2,593.9	$ 1,592.2	$ 1,031.0
Average common shares outstanding — Basic	582.4	580.8	581.7
Net effect of dilutive stock-based compensation	4.3	4.9	3.3
Total average equivalent common shares — Diluted	586.7	585.7	585.0
Basic: Earnings per share (usd per share)	$ 4.45	$ 2.74	$ 1.77
Diluted: Earnings per share (usd per share)	$ 4.42	$ 2.72	$ 1.76